Organization and principal activities		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Jun. 30, 2025
Organization and principal activities

Note 1 — Description of Organization and Business Operations

Business Operations

D. Boral ARC Merger Corporation (the “Company” or “PubCo”) is a Delaware company formed by D. Boral ARC Acquisition I Corp. (the “Parent” or “BCAR”) on December 19, 2025 (inception). The Company has adopted a fiscal year-end of December 31. The Company is authorized to issue 100 shares of Common Stock of par value $0.0001 each share. The Company was formed to be the surviving company in connection with a contemplated business combination between the Parent and a target company. The Company has no principal operations or revenue producing activities.

Going Concern

The Company was formed by the Parent. The Parent has until February 1, 2027 to complete its initial business combination (unless further extended). If the Parent is unable to complete the initial business combination by February 1, 2027, the Parent must cease all operations and dissolve and liquidate (unless further extended).

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of February 1, 2027 (unless further extended), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1 — Description of Organization and Business Operations

Business Operations

D. Boral ARC Merger Corporation (the “Company” or “PubCo”) is a Delaware company formed by D. Boral ARC Acquisition I Corp. (the “Parent” or “BCAR”) on December 19, 2025 (inception). The Company has adopted a fiscal year-end of December 31. The Company is authorized to issue 100 shares of Common Stock of par value $0.0001 each share. The Company was formed to be the surviving company in connection with a contemplated business combination between the Parent and a target company. The Company has no principal operations or revenue producing activities.

Going Concern

The Company was formed by the Parent. The Parent has until February 1, 2027 to complete its initial business combination (unless further extended). If the Parent is unable to complete the initial business combination by February 1, 2027, the Parent must cease all operations and dissolve and liquidate (unless further extended).

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of February 1, 2027 (unless further extended), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Exascale Labs Inc. [Member]
Organization and principal activities

1. Organization and principal activities

On June 1, 2022, Exascale Labs Inc. (the “Company”) was formally incorporated in the State of Delaware. In accordance with the Company’s Certificate of Incorporation, the total authorized share capital of the Company consists of 1,500 shares of ordinary shares, with a par value of $0.01 per share, all of which are of one class. The governance structure of the Company stipulates that the business and affairs of the Company shall be managed by or under the direction of its board of directors.

On December 16, 2025, the Company incorporated its wholly-owned subsidiary, Evana Alpha Pte. Ltd., in Singapore. The Company subscribed for all 1,000 ordinary shares of the subsidiary, with a total issued share capital of Singapore Dollars 1,000. The subsidiary’s principal business activity is information technology consultancy (excluding cybersecurity).

The Company is a next-generation artificial intelligence (“AI”) infrastructure provider operating an asset-light, software-defined graphics processing unit (“GPU”) compute platform and related AI infrastructure solutions. Exascale’s core business includes GPU as a Service (“GaaS”), through which it provides reserved and on-demand access to high-performance GPU compute capacity sourced from third-party data centers globally, as well as GPU cluster management and optimization services for artificial intelligence data center (“AIDC”) operators. In addition, Exascale has developed certain modular data center, high-density liquid cooling, high-voltage direct current (“HVDC”) power and energy storage solutions that are designed to address deployment bottlenecks in AI infrastructure and that Exascale believes are ready for commercial engagement, although these capabilities have not yet generated revenue as of the date of this proxy statement/prospectus. The platform is purpose-built for large-scale AI workloads, including large language model (“LLM”) training, fine-tuning, and high-concurrency inference.

In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class ordinary share structure. Under this new structure, the Company’s equity is divided into 303 Class A ordinary shares and 1,197 Class B ordinary shares, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A and Class B ordinary shares rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation. Furthermore, all outstanding Simple Agreements for Future Equity (“SAFEs”) are designated to convert or settle exclusively into Class A ordinary shares.

In January 2026, the Company entered into an Agreement and Plan of Merger (“BCA”) with D. Boral ARC Acquisition I Corp.(“BCAR”), a publicly traded special purpose acquisition company (“SPAC”), D. Boral ARC Merger Corporation, a Delaware corporation and a direct, wholly owned subsidiary of BCAR and D. Boral Arc Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of BCAR. Upon closing of the transaction, the combined company will be named Exascale Labs Holdings Inc.(such surviving company, “PubCo”) and is expected to be traded on a national securities exchange.

1. Organization and principal activities

On June 1, 2022, Exascale Labs Inc. (the “Company”) was formally incorporated in the State of Delaware. In accordance with the Company’s Certificate of Incorporation, the Company is authorized to issue 1,500 shares of ordinary shares, with a par value of $0.01 per share, all in a single class. The governance structure of the Company stipulates that the business and affairs of the Company shall be managed by or under the direction of its board of directors.

The Company is a next-generation AI infrastructure provider operating an asset-light, software-defined GPU compute platform and related AI infrastructure solutions. Exascale’s core business includes GaaS, through which it provides reserved and on-demand access to high-performance GPU compute capacity sourced from third-party data centers globally, as well as GPU cluster management and optimization services for AIDC operators. In addition, Exascale has developed certain modular data center, high-density liquid cooling, HVDC power and energy storage solutions that are designed to address deployment bottlenecks in AI infrastructure and that Exascale believes are ready for commercial engagement, although these capabilities have not yet generated revenue as of the date of this proxy statement/prospectus. The platform is purpose-built for large-scale AI workloads, including LLM training, fine-tuning, and high-concurrency inference.

In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class ordinary share structure. Under this new structure, the Company’s equity is divided into 303 Class A ordinary shares and 1,197 Class B ordinary shares, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A and Class B ordinary shares rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation. Furthermore, all outstanding Simple Agreements for Future Equity (“SAFEs”) are designated to convert or settle exclusively into Class A ordinary shares.

In January 2026, the Company entered into an Agreement and Plan of Merger (“BCA”) with D. Boral ARC Acquisition I Corp.(“BCAR”), a publicly traded special purpose acquisition company (“SPAC”), D. Boral ARC Merger Corporation, a Delaware corporation and a direct, wholly owned subsidiary of BCAR and D. Boral Arc Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of BCAR. Upon closing of the transaction, the combined company will be named Exascale Labs Holdings Inc.(such surviving company, “PubCo”) and is expected to be traded on a national securities exchange.